Summary Prospectus
July 28, 2011
Seasons Series Trust
Small Cap Portfolio
Seasons Series Trust’s Statutory Prospectus and Statement of Additional Information dated July 28, 2011, and the most recent shareholder reports are incorporated into and made part of this Summary Prospectus by reference. The Portfolio is offered only to the separate accounts of certain affiliated life insurance companies and is not intended for use by other investors.
Before you invest, you may want to review Seasons Series Trust’s Statutory Prospectus, which contains more information about the Portfolio and its risks. You can find the Statutory Prospectus and the above-incorporated information online at https://www.sunamerica.com/fundprospectuses. You can also get this information at no cost by calling (800) 445-7862 or by sending an e-mail request to fundprospectus@sunamerica.com.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Investment Goal
The Portfolio’s investment goal is long-term growth of capital.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”), in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class 1	Class 2	Class 3
Management Fees	0.85%	0.85%	0.85%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.18%	0.18%	0.18%
Total Annual Portfolio Operating Expenses	1.03%	1.18%	1.28%
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$105	$328	$569	$1,259
Class 2 Shares	$120	$375	$649	$1,432
Class 3 Shares	$130	$406	$702	$1,545
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 100% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio
The Portfolio attempts to achieve its investment goal by investing, under normal circumstances, at least 80% of net assets in equity securities of small-cap companies. Small-cap companies will generally include companies whose market capitalizations are equal to or less than the market capitalization of the largest company in the Russell 2000® Index during the most recent 12-month period. As of the most recent annual reconstitution of the Russell 2000® Index on June 27, 2011, the market capitalization range of the companies in the Index was $130 million to $2.97 billion.
Seasons Series Trust

Seasons Series Trust
Small Cap Portfolio
The Portfolio may also invest in short-term investments (up to 20%), foreign securities (up to 30%) and passive foreign investment companies (PFICs). The subadvisers may engage in frequent and active trading of portfolio securities.
The Portfolio is actively-managed by the adviser and a subadviser. To balance the risks of the Portfolio, a third portion of the Portfolio is passively-managed by the adviser who seeks to track an index or a subset of an index.
Principal Risks of Investing in the Portfolio
There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary description of the principal risks of investing in the Portfolio.
Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.
Small-Capitalization Companies Risk. Securities of small-capitalization companies are usually more volatile and entail greater risks than securities of large companies.
Securities Selection Risk. A strategy used by the Portfolio, or individual securities selected by the portfolio manager, may fail to produce the intended return.
Foreign Investment Risk. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.
Active Trading Risk. A strategy used whereby the Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs for the Portfolio.
Indexing Risk. The passively-managed index portion of the Portfolio generally will not sell securities in its portfolio and buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, you may suffer losses that you would not experience with an actively managed mutual fund.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in Class 1 shares of the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the Russell 2000® Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Effective December 1, 2009, SunAmerica Asset Management Corp. (“SAAMCo”) assumed management of the passively-managed portion of the Portfolio, which was previously managed by AIG Global Investment Corp. Effective December 1, 2006, ClearBridge Advisors, LLC (“ClearBridge”) replaced Salomon Brothers Asset Management Inc. as manager of a component of the Portfolio.
(Class 1 Shares)
Seasons Series Trust

Seasons Series Trust
Small Cap Portfolio
During the 10-year period shown in the bar chart, the highest return for a quarter was 22.11% (quarter ended June 30, 2009) and the lowest return for a quarter was -23.59% (quarter ended December 31, 2008). The year to date calendar return as of June 30, 2011 was 7.93%.
Average Annual Total Returns (For the periods ended December 31, 2010)

				Since
				Inception
	1	5	10	Class 3
	Year	Years	Years	(11/11/02)
Class 1 Shares	22.70%	3.25%	1.96%	N/A
Class 2 Shares	22.50%	3.12%	1.81%	N/A
Class 3 Shares	22.44%	3.00%	N/A	7.61%
Russell 2000® Index	26.85%	4.47%	6.33%	10.75%
Investment Adviser
The Portfolio’s investment adviser is SAAMCo. The Portfolio is subadvised by ClearBridge and portions of the Portfolio are managed by SAAMCo.
Portfolio Managers

	Portfolio
	Manager of the
Name	Portfolio Since	Title
SAAMCo
James Kurtz	2009	Portfolio Manager
Andrew Sheridan	2010	Vice President and Portfolio Manager
ClearBridge
Peter J. Hable	2005	Managing Director and Sr. Portfolio Manager
Mark Bourguignon	2009	Director and Portfolio Manager
Marina Chinn, CFA	2009	Director and Portfolio Manager
Mark Feasey, CFA	2009	Director and Portfolio Manager
Michael Kang	2009	Director and Portfolio Manager
Purchases and Sales of Portfolio Shares
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating life insurance companies. Shares of the Portfolio may be purchased and redeemed each day the New York Stock Exchange is open, at the Portfolio’s net asset value determined after receipt of a request in good order.
The Portfolio does not have any initial or subsequent investment minimums. However, your insurance company may impose investment minimums.
Tax Information
The Portfolio will not be subject to U.S. federal income tax on the net investment company taxable income or net capital gains distributed to shareholders as ordinary income dividends or capital gain dividends; however you may be subject to federal income tax upon withdrawal from such tax deferred arrangements. Contractholders should consult the prospectus (or other offering document) for the Variable Contract for additional information regarding taxation.
Payments to Broker-Dealers and Other Financial Intermediaries
The Portfolio is not sold directly to the general public but instead are offered as an underlying investment option for Variable Contracts. The Portfolio and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may create a conflict of interest as they may be a factor that the insurance company considers in including the Portfolio as an underlying investment option in the Variable Contract. The prospectus (or other offering document) for your Variable Contract may contain additional information about these payments.
Seasons Series Trust

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